Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 area
Disclosure of detailed information about financial instruments [line items]
Climate change objective, number of main focus areas	3
Climate change, period covered for ECL calculations	5 years
180 Days | Unsecured Debt
Disclosure of detailed information about financial instruments [line items]
Written off period for past due	180 days